Document and Entity Information	Jan. 10, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2019
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Jan. 10, 2019
Document Effective Date	Jan. 10, 2019
Prospectus Date	Apr. 30, 2018
Kinetics Spin-Off and Corporate Restructuring Fund | Advisor Class A
Prospectus:
Trading Symbol	LSHAX
Kinetics Spin-Off and Corporate Restructuring Fund | Advisor Class C
Prospectus:
Trading Symbol	LSHCX
Kinetics Spin-Off and Corporate Restructuring Fund | Institutional Class
Prospectus:
Trading Symbol	LSHUX
Kinetics Spin-Off and Corporate Restructuring Fund | No Load Class
Prospectus:
Trading Symbol	LSHEX